OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Other Current Liabilities Tables
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll and commission	$197,483	$295,915
Accrued vacation	96,124	68,438
Other accrued expenses	93,412	60,035
Dividends payable(1)	41,359	41,359
TOTAL OTHER CURRENT LIABILITIES	$428,378	$465,747

______________
(1) In June 2008, the Company declared and paid a special dividend of $0.40 per share of common stock to all shareholders of record as of June 10, 2008. This amount reflects moneys remaining unclaimed by certain shareholders.